Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations1 [Abstract]
Disclosure of details of business combinations
The following table summarizes the purchase price allocation representing the consideration paid and the estimated fair value of the net assets acquired as at Dec. 4, 2024.

Dec. 4, 2024
Current and Non-Current Assets
Cash and cash equivalents	276
Trade and other receivables	126
Risk management assets	16
Prepaid expenses and other assets	106
Assets held for sale (Note 18)	80
Long-term portion of finance lease receivables (Note 17)	107
Property, plant and equipment and Right-of-use assets (Note 19 and 20)	413
Intangible assets (Note 21)	57
Deferred income tax assets (Note 11)	41
Current and Non-Current Liabilities
Accounts payable and accrued liabilities	193
Risk management liabilities	4
Credit facilities, long-term debt and lease liabilities (Note 25)	232
Decommissioning and other provisions (Note 24)	156
Deferred income tax liabilities (Note 11)	108
Contract liabilities	6
Total identifiable net assets at fair value	523
Goodwill arising on acquisition (Note 22)	51
Net assets acquired	574

Cash consideration	493
Contingent consideration payable	81
Total purchase consideration transferred	574